CONCENTRATIONS ( Details Narrative)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Four Customers [Member]
Disclosure of major customers [line items]
Trade receivables percentage		100.00%	87.60%
One Customers [Member]
Disclosure of major customers [line items]
Licensing revenues percentage	100.00%